Stockholders Equity	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
STOCKHOLDERS EQUITY
P.	STOCKHOLDERS EQUITY:

Common Stock

In accordance with the Company's Articles of Incorporation dated May 24, 2021, the Company is authorized to issue 300,000,000 shares of $.0001 par value common stock, of which 19,753,852 and 10,000,000 shares were issued and outstanding at December 31, 2021 and 2020, respectively. Common stock holders are entitled to one vote per share and are entitled to receive dividends when, as and if declared by the Board of Directors.

Initial Public Offering

On November 12, 2021, the Company consummated its Initial Public Offering (the IPO) of 4,987,951 units at a price of $4.15 per Unit, generating gross proceeds of $20,699,996, with each Unit consisting of one share of common stock, $.0001 par value, and one redeemable Public Warrant. IPO proceeds were recorded net of offering costs of $2,755,344. Offering costs consisted principally of underwriting, legal, accounting and other expenses that are directly related to the IPO.

Each redeemable Public Warrant entitles the holder to purchase one share of common stock, at a price of $4.81375 per share, which will expire five years from issuance.

Simultaneously with the consummation of the closing of the Initial Public Offering, the Company issued the underwriters a total of 149,639 warrants that are not exercisable for six months from the date of its Initial Public Offering at an exercise price of $5.1875 with a five-year expiration term.

As of December 31, 2021 and 2020, warrant holders have exercised 387,867 and zero warrants, respectively. As of December 31, 2021 and 2020, there were 4,749,723 and zero warrants outstanding, respectively.

Private Placement:

On December 10, 2021, the Company consummated the sale of 4,371,926 units at a price of $4.97 per unit in a private placement (the PIPE), generating gross proceeds of $21,278,472, with each Unit consisting of one share of common stock, $.0001 par value, and one redeemable warrant. PIPE proceeds were recorded net of offering costs of $1,499,858. Offering costs consisted principally of underwriting, legal, accounting and other expenses that are directly related to the PIPE.

Each redeemable Public Warrant entitles the holder to purchase up to 125% of the number of shares of common stock purchased by such investor in the private placement, or a total of 5,464,903 shares which will expire five years from issuance. The Warrants have certain downward pricing adjustment mechanisms, including with respect to any subsequent equity sale that is deemed a dilutive issuance, in which case the warrants will be subject to a floor price of $4.80 per share before shareholder approval is obtained, and after shareholder approval is obtained, such floor price will be reduced to $1.00 per share, as set forth in the warrants.

Simultaneously with the consummation of the closing of the private placement, the Company issued the underwriters a total of 131,158 warrants that are not exercisable for six months from the date of its PIPE at an exercise price of $4.97 with a five year expiration term.

As of December 31, 2021 and 2020, warrant holders have exercised zero warrants. As of December 31, 2021 and 2020, there were 5,596,061 and zero warrants outstanding, respectively.

Stock Purchase Warrants:

Stock purchase warrants issued with the IPO and the PIPE are accounted for as equity in accordance with ASC 480, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock, Distinguishing Liabilities from Equity.

The following table reflects all outstanding and exercisable warrants at December 31, 2021 and 2020. All Warrants are exercisable for a period of five years from the date of issuance:

	Numbers of Warrants	Weighted Average	Weighted Average
	Outstanding	Exercise Price	Life (Years)
Balance January 1, 2020	-	-	-
Warrants Issued	-	-	-
Warrants Exercised	-	-	-
Balance December 31, 2020	-	-	-

Warrants Issued	10,733,651	$4.90	-
Warrants Exercised	(387,867)	-	-
Balance December 31, 2021	10,345,784	$4.90	5